UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21485

Cohen & Steers Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

COHEN & STEERS INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

March 28, 2013 (Unaudited)*

	Number of Shares	Value
COMMON STOCK 113.3%
AUSTRALIA 10.4%
AIRPORTS 2.0%
Sydney Airport(a)	11,214,268	$38,296,427

ELECTRIC—INTEGRATED ELECTRIC 1.6%
AGL Energy Ltd.	1,341,239	22,147,405
Origin Energy Ltd.(a)	538,200	7,441,410
		29,588,815
MARINE PORTS 2.6%
Asciano Ltd.	8,373,200	48,732,283

PIPELINES—C-CORP 0.6%
APA Group	1,796,300	11,146,502

RAILWAYS 0.5%
Aurizon Holdings Ltd.	2,379,572	9,984,294

TOLL ROADS 3.1%
Transurban Group(a)	8,869,790	58,917,933
TOTAL AUSTRALIA		196,666,254

BRAZIL 2.0%
ELECTRIC—REGULATED ELECTRIC 0.6%
Transmissora Alianca de Energia Eletrica SA	1,045,727	11,643,626

TOLL ROADS 0.7%
CCR SA(a)	1,324,343	13,461,341

WATER 0.7%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR(a),(b)	278,800	13,307,124
TOTAL BRAZIL		38,412,091

CANADA 6.9%
MARINE PORTS 0.8%
Westshore Terminals Investment Corp.	520,636	14,627,112

PIPELINES—C-CORP 6.1%
AltaGas Ltd.	146,559	5,036,545
Enbridge(a)	1,363,224	63,474,426
TransCanada Corp.(a)	973,700	46,487,621
		114,998,592
TOTAL CANADA		129,625,704

	Number of Shares	Value
CHINA 0.8%
ELECTRIC—INTEGRATED ELECTRIC 0.5%
Huaneng Power International, Class H (HKD)	9,069,200	$9,627,018

TOLL ROADS 0.3%
Jiangsu Expressway Co., Ltd., Class H (HKD)	5,242,900	5,268,194
TOTAL CHINA		14,895,212

FRANCE 9.5%
AIRPORTS 1.2%
Aeroports de Paris	275,678	23,383,026

COMMUNICATIONS—SATELLITES 2.3%
Eutelsat Communications(a)	1,230,355	43,379,003

ELECTRIC—INTEGRATED ELECTRIC 1.4%
GDF Suez(a)	1,383,544	26,637,924

TOLL ROADS 3.9%
Groupe Eurotunnel SA	301,487	2,401,471
Vinci SA(a)	1,568,007	70,639,728
		73,041,199
WATER 0.7%
Veolia Environnement(a)	980,900	12,369,981
TOTAL FRANCE		178,811,133

GERMANY 1.9%
AIRPORTS 0.3%
Fraport AG	109,021	6,110,510

ELECTRIC—INTEGRATED ELECTRIC 1.6%
E.ON AG(a)	1,696,200	29,613,630
TOTAL GERMANY		35,724,140

HONG KONG 0.9%
AIRPORTS 0.0%
Beijing Capital International Airport Co., Ltd., Class H	1,028,000	741,612

ELECTRIC—REGULATED ELECTRIC 0.6%
Cheung Kong Infrastructure Holdings Ltd. (Bermuda)(a)	1,683,000	11,534,303

GAS DISTRIBUTION 0.3%
Hong Kong and China Gas Co., Ltd.	1,883,000	5,482,193
TOTAL HONG KONG		17,758,108

	Number of Shares	Value
ITALY 3.0%
ELECTRIC—REGULATED ELECTRIC 0.6%
Terna Rete Elettrica Nazionale S.p.A.(a)	2,688,500	$11,131,407

GAS DISTRIBUTION 1.1%
Snam Rete Gas S.p.A.(a)	4,528,900	20,643,910

TOLL ROADS 1.3%
Atlantia S.p.A.(a)	1,570,590	24,803,388
TOTAL ITALY		56,578,705

JAPAN 8.3%
GAS DISTRIBUTION 1.5%
Tokyo Gas Co., Ltd.	5,311,800	28,665,156

RAILWAYS 6.8%
East Japan Railway Co.	1,080,600	88,734,668
West Japan Railway Co.(a)	809,800	38,883,476
		127,618,144
TOTAL JAPAN		156,283,300

LUXEMBOURG 2.9%
COMMUNICATIONS—SATELLITES
SES SA(a)	1,737,600	54,458,559

MEXICO 1.6%
AIRPORTS 0.5%
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	1,566,300	9,225,502

PIPELINES—C-CORP 0.3%
Infraestructura Energetica Nova SAB de CV(c)	1,931,279	6,152,786

TOLL ROADS 0.8%
OHL Mexico SAB de CV(c)	5,228,929	14,457,244
TOTAL MEXICO		29,835,532

NETHERLANDS 1.6%
MARINE PORTS
Koninklijke Vopak NV(a)	514,240	31,001,186

NEW ZEALAND 0.7%
AIRPORTS
Auckland International Airport Ltd.(a)	5,293,013	13,042,410

PORTUGAL 1.4%
ELECTRIC—INTEGRATED ELECTRIC
Energias de Portugal SA	8,783,721	27,045,126

	Number of Shares	Value
SPAIN 5.1%
ELECTRIC—REGULATED ELECTRIC 0.1%
Red Electrica Corp. SA	53,155	$2,674,368

GAS DISTRIBUTION 0.2%
Enagas SA	133,576	3,110,293

TOLL ROADS 4.8%
Abertis Infraestructuras SA(a)	2,758,032	46,348,904
Ferrovial SA	2,818,600	44,729,245
		91,078,149
TOTAL SPAIN		96,862,810

SWITZERLAND 0.5%
AIRPORTS
Flughafen Zuerich AG	20,762	9,661,449

UNITED KINGDOM 4.2%
ELECTRIC
INTEGRATED ELECTRIC 1.6%
SSE PLC(a)	1,327,840	29,940,978

REGULATED ELECTRIC 2.6%
National Grid PLC(a)	4,292,869	49,899,409
		79,840,387

UNITED STATES 51.6%
COMMUNICATIONS 17.2%
TELECOMMUNICATIONS 2.1%
AT&T(a),(b)	542,100	19,889,649
Verizon Communications(a),(b)	406,300	19,969,645
		39,859,294
TOWERS 15.1%
American Tower Corp.(a),(b)	1,549,000	119,149,080
Crown Castle International Corp.(a),(b),(c)	1,524,600	106,173,144
SBA Communications Corp.(a),(b),(c)	829,100	59,711,782
		285,034,006
TOTAL COMMUNICATIONS		324,893,300

ELECTRIC 14.8%
INTEGRATED ELECTRIC 6.0%
Exelon Corp.(a),(b)	841,400	29,011,472
NextEra Energy(a),(b)	812,900	63,146,072

	Number of Shares	Value
PPL Corp.(a),(b)	706,028	$22,105,737
		114,263,281
REGULATED ELECTRIC 8.8%
CenterPoint Energy(a),(b)	916,846	21,967,630
Duke Energy Corp.(a),(b)	512,300	37,187,857
PG&E Corp.(a),(b)	918,107	40,883,305
Southern Co.(a),(b)	822,872	38,609,154
Wisconsin Energy Corp.(a),(b)	646,907	27,745,841
		166,393,787
TOTAL ELECTRIC		280,657,068

GAS DISTRIBUTION 4.0%
Atmos Energy Corp.(a),(b)	324,195	13,839,884
Questar Corp.(a),(b)	339,785	8,266,969
Sempra Energy(a),(b)	680,600	54,407,164
		76,514,017
PIPELINES 14.3%
PIPELINES—C-CORP 2.8%
SemGroup Corp., Class A(a),(c)	140,500	7,266,660
Williams Cos. (The)(a),(b)	1,220,791	45,730,831
		52,997,491
PIPELINES—MLP 11.1%
Access Midstream Partners LP	358,600	14,476,682
Energy Transfer Equity LP	85,000	4,970,800
Enterprise Products Partners LP(a),(b)	784,100	47,273,389
EQT Midstream Partners LP(a),(b)	445,647	17,291,104
Golar LNG Partners LP (Marshall Islands)	363,176	11,984,808
MarkWest Energy Partners LP(a),(b)	789,243	47,946,512
MPLX LP(a)	329,200	12,328,540
Oiltanking Partners LP(a),(b)	285,389	14,668,995
Rose Rock Midstream LP	216,553	8,586,326
Rose Rock Midstream LP (Restricted)(d),(e)	120,161	4,621,452
Tesoro Logistics LP(a),(b)	287,420	15,512,057
USA Compression Partners LP(c)	534,300	10,686,000
		210,346,665
PIPELINES—OTHER 0.4%
CorEnergy Infrastructure Trust(a)	957,067	6,527,197

	Number of Shares	Value
TOTAL PIPELINES		$269,871,353

SHIPPING 0.1%
GasLog Ltd. (Bermuda)	206,479	2,655,320

WATER 1.2%
American Water Works Co.(a),(b)	529,440	21,939,994
TOTAL UNITED STATES		976,531,052
TOTAL COMMON STOCK (Identified cost—$1,673,474,689)		2,143,033,158

PREFERRED SECURITIES—$25 PAR VALUE 7.6%
BERMUDA 0.4%
INSURANCE—REINSURANCE—FOREIGN
Aspen Insurance Holdings Ltd., 7.401%, Series A (USD)(a)	56,256	1,530,163
Montpelier Re Holdings Ltd., 8.875% (USD)	165,649	4,679,584
		6,209,747
HONG KONG 0.6%
TRANSPORT—MARINE
Seaspan Corp., 9.50%, due 1/29/49, Series C (USD)(a)	417,636	11,601,928

NETHERLANDS 0.6%
INSURANCE—MULTI-LINE—FOREIGN
ING Groep N.V., 7.375% (USD)(a)	450,000	11,430,000

UNITED KINGDOM 0.7%
BANKS—FOREIGN
National Westminster Bank PLC, 7.76%, Series C (USD)(a)	314,281	8,051,879
Royal Bank of Scotland Group PLC, 6.60%, Series S (USD)(a)	245,000	5,669,300
		13,721,179
UNITED STATES 5.3%
BANKS 2.3%
Ally Financial, 7.25%, due 2/7/33(a)	100,000	2,549,000
Ally Financial, 7.35%, due 8/8/32(a)	173,716	4,448,867
Bank of America Corp., 7.25%, Series L ($1,000 Par Value)(Convertible)	2,500	3,045,400
Citigroup Capital VIII, 6.95%, due 9/15/31, (TruPS)(a)	249,797	6,282,395
CoBank ACB, 6.25%, 144A ($100 Par Value)(a),(f)	52,500	5,606,018
Countrywide Capital IV, 6.75%, due 4/1/33(a),(b)	241,288	6,111,825
Countrywide Capital V, 7.00%, due 11/1/36(a)	250,000	6,387,500
First Niagara Financial Group, 8.625%, Series B(a)	47,180	1,386,148
Huntington Bancshares, 8.50%, due 12/31/49, Series A ($1,000 Par Value)(Convertible)	3,000	3,861,000

	Number of Shares	Value
Zions Bancorp, 7.90%, Series F(a)	139,074	$3,948,311
		43,626,464
ELECTRIC—INTEGRATED 0.6%
Duke Energy Corp., 5.125%, due 1/15/73(a)	132,400	3,361,636
Entergy Arkansas, 4.90%, due 12/1/52	80,000	2,023,200
Interstate Power & Light Co., 5.10%, Series D	105,000	2,649,150
PPL Capital Funding, 5.90%, due 4/30/73, Series B	99,900	2,519,478
		10,553,464
INSURANCE 0.6%
MULTI-LINE 0.4%
Hanover Insurance Group/The, 6.35%, due 3/30/53	91,600	2,308,320
Hartford Financial Services Group, 7.875%, due 4/15/42(a)	150,000	4,515,000
		6,823,320
REINSURANCE 0.2%
Reinsurance Group of America, 6.20%, due 9/15/42(a)	138,849	3,780,858
TOTAL INSURANCE		10,604,178

INTEGRATED TELECOMMUNICATIONS SERVICES 0.5%
Qwest Corp., 7.375%, due 6/1/51(a)	204,636	5,435,132
Telephone & Data Systems, 6.875%, due 11/15/59(a)	13,927	363,356
United States Cellular Corp., 6.95%, due 5/15/60(a)	109,644	2,909,952
		8,708,440
PIPELINES 0.2%
NuStar Logistics LP, 7.625%, due 1/15/43	178,431	4,783,735

REAL ESTATE 1.1%
DIVERSIFIED 0.8%
Coresite Realty Corp., 7.25%, due 12/12/17, Series A(a)	99,000	2,593,800
Duke Realty Corp., 6.50%, Series K(a)	100,900	2,555,797
Forest City Enterprises, 7.375%, due 2/1/34(a)	259,975	6,611,164
Retail Properties of America, 7.00%(a)	99,400	2,515,814
Saul Centers, 6.875%, Series C(a)	79,140	2,071,094
		16,347,669
OFFICE 0.3%
SL Green Realty Corp., 7.625%, Series C(a)	215,992	5,458,118

	Number of Shares	Value
TOTAL REAL ESTATE		$21,805,787
TOTAL UNITED STATES		100,082,068
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$128,081,754)		143,044,922

PREFERRED SECURITIES—CAPITAL SECURITIES 17.1%
AUSTRALIA 0.6%
OIL & GAS EXPLORATION & PRODUCTION
Origin Energy Finance Ltd., 7.875%, due 6/16/71 (EUR)	9,000,000	12,055,807

BERMUDA 0.5%
INSURANCE—REINSURANCE—FOREIGN
Catlin Insurance Co., 7.249%, due 12/31/49, 144A (USD)(a),(f)	9,000,000	9,315,000

BRAZIL 0.4%
BANKS—FOREIGN
Banco do Brasil SA/Cayman, 9.25%, 144A (USD)(a),(f)	5,500,000	6,682,500

FRANCE 0.8%
BANKS—FOREIGN 0.3%
BNP Paribas, 7.195%, 144A (USD)(f)	3,500,000	3,622,500
BPCE SA, 9.00% (EUR)	2,000,000	2,699,578
		6,322,078
ELECTRIC—INTEGRATED 0.2%
Electricite de France SA, 5.25%, 144A (FRN) (USD)(f)	2,750,000	2,737,149

INSURANCE—MULTI-LINE—FOREIGN 0.3%
AXA SA, 8.60%, due 12/15/30 (USD)(a)	5,000,000	6,427,565
TOTAL FRANCE		15,486,792

IRELAND 0.1%
BANKS—FOREIGN
Bank of Ireland, 10.00%, due 7/30/16, Series EMTN	1,200,000	1,585,137

JAPAN 0.2%
INSURANCE—PROPERTY CASUALTY—FOREIGN
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A (USD)(a),(b),(f)	3,000,000	3,365,682

NETHERLANDS 0.6%
BANKS—FOREIGN
Rabobank Nederland, 8.40% (USD)	4,000,000	4,333,624
Rabobank Nederland, 11.00%, due 6/29/49, 144A (USD)(a),(f)	5,120,000	6,890,644

	Number of Shares	Value
		$11,224,268
SWITZERLAND 0.8%
BANKS—FOREIGN 0.6%
Claudius Ltd. (Credit Suisse), 7.875% (USD)	5,500,000	5,905,625
UBS AG, 7.625%, due 8/17/22 (USD)(a)	5,000,000	5,596,835
		11,502,460
INSURANCE—REINSURANCE—FOREIGN 0.2%
Aquarius + Investments PLC, 8.25% (USD)	4,000,000	4,333,120
TOTAL SWITZERLAND		15,835,580

UNITED KINGDOM 3.1%
BANKS—FOREIGN 2.8%
Abbey National Capital Trust I, 8.963%, due 12/29/49 (USD)(a)	8,904,000	10,417,680
Barclays Bank PLC, 6.278%, due 12/31/49 (USD)(a)	4,570,000	4,429,321
Barclays Bank PLC, 6.86%, due 12/31/49, 144A (USD)(f)	4,500,000	4,781,250
Barclays Bank PLC, 7.625%, due 11/21/22(a),(b)	5,000,000	4,943,750
HBOS Capital Funding LP, 6.85% (USD)	4,000,000	3,810,928
HSBC Capital Funding LP, 10.176%, 144A (USD)(a),(b),(f)	9,750,000	13,771,875
LBG Capital No.1 PLC, 8.00%, 144A (USD)(f)	7,290,000	7,829,307
RBS Capital Trust B, 6.80% (USD)	4,000,000	3,756,000
		53,740,111
FINANCE 0.3%
Aberdeen Asset Management PLC, 7.00% (USD)	5,000,000	5,166,400
TOTAL UNITED KINGDOM		58,906,511

UNITED STATES 10.0%
BANKS 2.9%
Citigroup, 5.95%(a)	4,500,000	4,674,375
Citigroup Capital III, 7.625%, due 12/1/36(a)	5,000,000	5,950,000
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A(f)	5,000,000	5,293,750
Farm Credit Bank of Texas, 10.00%, due 12/15/20, Series I(a),(b)	7,000	8,903,125
Goldman Sachs Capital II, 4.00%, due 6/1/43, (FRN)	4,500,000	3,796,875
JP Morgan Chase & Co., 7.90%, Series I(a),(b)	8,070,000	9,280,896
PNC Financial Services Group, 6.75%, due 7/29/49(a),(b)	4,000,000	4,595,840

	Number of Shares	Value
Wells Fargo & Co., 7.98%, Series K(a),(b)	10,250,000	$11,845,156
		54,340,017
FINANCE—DIVERSIFIED FINANCIAL SERVICES 0.3%
General Electric Capital Corp., 7.125%, Series A(a)	5,000,000	5,825,405

FOOD 0.3%
Dairy Farmers of America, 7.875%, 144A(e),(f)	60,000	6,562,500

INSURANCE 2.8%
LIFE/HEALTH INSURANCE 2.0%
American General Institutional Capital A, 7.57%, due 12/1/45, 144A(a),(f)	13,500,000	17,145,000
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(a),(f)	7,900,000	9,973,750
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(a),(b),(f)	7,500,000	10,500,000
		37,618,750
MULTI-LINE 0.3%
American International Group, 8.175%, due 5/15/68, (FRN)(a)	4,420,000	5,972,525

PROPERTY CASUALTY 0.5%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a),(f)	7,500,000	8,775,000
TOTAL INSURANCE		52,366,275

INTEGRATED TELECOMMUNICATIONS SERVICES 1.1%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(a),(f)	15,889	19,900,972

PIPELINES 1.6%
Enbridge Energy Partners LP, 8.05%, due 10/1/37	14,000,000	16,115,414
Enterprise Products Operating LP, 8.375%, due 8/1/66(a)	12,930,000	14,880,465
		30,995,879
UTILITIES—MULTI-UTILITIES 1.0%
Dominion Resources, 7.50%, due 6/30/66, Series A(a),(b)	8,979,000	9,973,927
PPL Capital Funding, 6.70%, due 3/30/67, Series A(a)	9,282,000	9,870,748
		19,844,675
TOTAL UNITED STATES		189,835,723
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$278,227,743)		324,293,000

	Principal Amount	Value
CORPORATE BONDS—UNITED STATES 1.6%
INSURANCE—PROPERTY CASUALTY 0.3%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(a),(f)	$5,100,000	$5,633,266

INTEGRATED TELECOMMUNICATIONS SERVICES 1.3%
CenturyLink, 7.65%, due 3/15/42(a)	2,500,000	2,422,485
Citizens Communications Co., 9.00%, due 8/15/31(a)	12,450,000	12,916,875
Embarq Corp., 7.995%, due 6/1/36(a)	8,076,000	8,524,638
		23,863,998
TOTAL CORPORATE BONDS (Identified cost—$27,986,971)		29,497,264

		Number of Shares
SHORT-TERM INVESTMENTS 1.2%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(g)		11,405,080	11,405,080
Federated Government Obligations Fund, 0.01%(g)		11,405,170	11,405,170
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$22,810,250)			22,810,250

TOTAL INVESTMENTS (Identified cost—$2,130,581,407)	140.8%		2,662,678,594

LIABILITIES IN EXCESS OF OTHER ASSETS	(40.8)		(771,755,699)

NET ASSETS (Equivalent to $22.00 per share based on 85,968,253 shares of common stock outstanding)	100.0%		$1,890,922,895

Note: Percentages indicated are based on the net assets of the Fund.
*	March 28, 2013 represents the last business day of the Fund’s quarterly period. See Note 1 of the accompanying notes to the Financial Statements.
(a)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $1,670,327,981 in aggregate has been pledged as collateral.
(b)	A portion of the security has been rehypothecated in connection with the Fund’s revolving credit agreement. $738,607,449 in aggregate has been rehypothecated.

(c)	Non-income producing security.
(d)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.2% of the net assets of the Fund.

(e)	Illiquid security. Aggregate holdings equal 0.6% of the net assets of the Fund.
(f)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 7.9% of the net assets of the Fund, of which 0.3% are illiquid.
(g)	Rate quoted represents the seven-day yield of the fund.

Glossary of Portfolio Abbreviations
ADR	American Depositary Receipt
EUR	Euro Currency
FRN	Floating Rate Note
HKD	Hong Kong Dollar
MLP	Master Limited Partnership
TruPS	Trust Preferred Securities
USD	United States Dollar

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Quarterly Period

Since March 28, 2013 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain foreign securities to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of March 28, 2013, there were $898,497,826 of

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

securities transferred between Level 1 and Level 2, which resulted from not utilizing foreign equity fair value pricing procedures by the Fund as of March 28, 2013.

The following is a summary of the inputs used as of March 28, 2013 in valuing the Fund’s investments carried at value:

		Quoted Prices In	Other
		Active Markets for	Significant	Significant
		Identical	Observable	Unobservable
		Investments	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)(a)
Common Stock - United States	$976,531,052	$971,909,600	$—	$4,621,452	(b)
Common Stock - Other Countries	1,166,502,106	1,166,502,106	—	—
Preferred Securities - $25 Par Value - United States	100,082,068	92,167,730	5,606,018	2,308,320	(c)
Preferred Securities - $25 Par Value - Other Countries	42,962,854	42,962,854	—	—
Preferred Securities - Capital Securities - United States	189,835,723	—	174,370,098	15,465,625	(d)
Preferred Securities - Capital Securities - Other Countries	134,457,277	—	134,457,277	—
Corporate Bonds	29,497,264	—	29,497,264	—
Money Market Funds	22,810,250	—	22,810,250	—
Total Investments(e)	$2,662,678,594	$2,273,542,290	$366,740,907	$22,395,397

(a) Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing third party pricing information without adjustment. Such valuations are based on significant unobservable inputs. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

(b) Fair valued, pursuant to the Fund’s fair value procedures due to lack of liquidity.

(c) Valued utilizing an independent broker quote.

(d) Valued by a pricing service which utilized independent broker quotes.

(e) Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Common Stock - United States	Preferred Securities - $25 Par Value - United States	Preferred Securities - Capital Securities - United States
Balance as of December 31, 2012	$15,091,563	$—	$—	$15,091,563
Purchases	5,850,370	3,560,370	2,290,000	—
Change in unrealized appreciation	1,453,464	1,061,082	18,320	374,062
Balance as of March 28, 2013	$22,395,397	$4,621,452	$2,308,320	$15,465,625

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The change in unrealized appreciation/(depreciation) attributable to securities owned on March 28, 2013 which were valued using significant unobservable inputs (Level 3) amounted to $1,453,464.

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value	Valuation	Unobservable
	at March 28, 2013	Technique	Inputs	Input
Common Stock — United States	$4,621,452	Market price less discount	Liquidity Discount	3.0%

The significant unobservable input utilized in the fair value measurement of the Fund’s Level 3 equity investment in Common Stock — United States is discount applied for lack of liquidity. Significant changes in these inputs may result in a materially higher or lower fair value measurement.

Note 3. Income Tax Information

As of March 28, 2013, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$2,130,581,407
Gross unrealized appreciation	$594,985,418
Gross unrealized depreciation	(62,888,231)
Net unrealized appreciation	$532,097,187

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 28, 2013